Disclosure of detailed information about contractual cash flow maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Accounts payable and accrued liabilities	$ 9,489	$ 7,998
Foreign exchange forward contracts designated as cash flow hedges	878	43
Income taxes payable	117	695
Payable to loyalty program partners	69,749	65,567
Financial liabilities	80,233	74,303
Carrying amount [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	9,489	7,998
Foreign exchange forward contracts designated as cash flow hedges	878	43
Income taxes payable	117	695
Payable to loyalty program partners	69,749	65,567
Financial liabilities	80,233	74,303
Within 1 year [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	9,489	7,998
Foreign exchange forward contracts designated as cash flow hedges	878	43
Income taxes payable	117	695
Payable to loyalty program partners	69,749	65,567
Financial liabilities	80,233	74,303
1 year to 3 years [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges	0	0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Financial liabilities	0	0
3 years and beyond [Member]
Statements [Line Items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges	0	0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Financial liabilities	$ 0	$ 0